Net Loss per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Summary of basic and diluted net loss per share attributable to common stockholders
Basic and diluted net loss per share attributable to common stockholders was calculated as follows (in thousands, except share and per share amounts):

	THREE MONTHS ENDED SEPTEMBER 30,		NINE MONTHS ENDED SEPTEMBER 30,
	2020	2019	2020	2019
Numerator:
Net loss attributable to common stockholders	$(12,351)	$(7,883)	$(32,920)	$(21,943)

Denominator:
Weighted-average common shares outstanding, basic and diluted	1,758,039	1,722,300	1,744,948	1,696,104

Net loss per share attributable to common stockholders, basic and diluted	$(7.03)	$(4.58)	$(18.87)	$(12.94)

Basic and diluted net loss per share attributable to common stockholders was calculated as follows (in thousands, except share and per share amounts):

	YEAR ENDED DECEMBER 31,
	2018	2019
Numerator:
Net loss	$(19,250)	$(32,202)
Accretion of redeemable convertible preferred stock to redemption value	(984)	—

Net loss attributable to common stockholders	$(20,234)	$(32,202)

Denominator:
Weighted-average common shares outstanding, basic and diluted	1,586,683	1,704,509

Net loss per share attributable to common stockholders, basic and diluted	$(12.75)	$(18.89)

Summary of potentially dilutive shares excluded from the calculation of diluted net loss
The Company’s potential dilutive securities, which include convertible preferred stock, a warrant to purchase common stock and common stock options, have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted-average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same. The Company excluded the following potential common shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to common stockholders for the periods indicated because including them would have had an anti-dilutive effect:

	SEPTEMBER 30,
	2020	2019
Convertible preferred stock (as converted to common stock)	17,800,084	12,643,109
Warrant to purchase common stock	2,038	2,038
Stock options to purchase common stock	3,744,451	2,715,875

	21,546,573	15,361,022

The Company’s potential dilutive securities, which include convertible preferred stock, a warrant to purchase common stock, common stock options and unvested restricted common stock, have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted-average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same. The Company excluded the following potential common shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to common stockholders for the periods indicated because including them would have had an anti-dilutive effect:

	YEAR ENDED DECEMBER 31,
	2018	2019
Convertible preferred stock (as converted to common stock)	12,643,109	14,604,043
Warrant to purchase common stock	2,038	2,038
Stock options to purchase common stock	2,013,769	3,139,649
Unvested restricted common stock	25,880	—

	14,684,796	17,745,730